CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Food truck sales	$ 513,297	$ 288,447	$ 1,484,802	$ 953,682
Catering and special events	109,661	65,652	424,116	354,813
Licensed truck	11,105	28,270	120,414
Total revenue	634,063	382,369	2,029,332	1,308,495
Cost of Sales:
Food and beverage	180,063	129,907	659,683	358,213
Food truck expenses	389,509	149,294	1,004,571	457,488
Commissary kitchen expenses	146,478	92,302	468,805	194,216
Merchandise				2,387
Total cost of sales	716,050	371,503	2,133,059	1,012,304
Gross (Loss) Profit	(81,987)	10,866	(103,727)	296,191
Operating Expenses:
General and administrative	799,680	380,446	2,532,334	994,644
Selling costs	36,408	59,147	293,648	121,099
Consulting expense - related parties	65,625	150,375	1,652,087	146,762
Depreciation	21,760	2,129	12,120	7,375
Amortization of intangible assets			4,035
Impairment of vehicles			142,309
Impairment of intangible assets			134,909
Total operating expenses	923,473	592,097	4,771,442	1,269,880
Loss From Operations	(1,005,460)	(581,231)	(4,875,169)	(973,689)
Other (Income) Expenses:
Interest expense	144,199	67,140	335,486	47,530
Interest expense - related party	17,248	357	1,521	458
Interest income	(6,218)		(2,784)
Amortization of debt discount	14,333	166,903	321,568	167,109
Amortization of deferred finance costs	27,475	15,406	88,638	2,326
Amortization of restricted shares			8,000
Gain on settlement of debt			(14,679)
Loss on sale of fixed asset				1,440
Loss before provision for income tax	(1,202,497)	(831,037)	(5,612,919)	(1,192,552)
Provision for income tax (benefit) expense				(100)
Net loss	$ (1,202,497)	$ (831,037)	$ (5,612,919)	$ (1,192,452)
Loss per share - basic and diluted	$ (0.10)	$ (0.10)	$ (0.55)	$ (0.14)
Weighted average shares outstanding - basic and diluted	12,169,473	8,442,500	10,176,514	8,442,500